Consolidated Statements of Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Of Income And Comprehensive Income [Abstract]
Net Income	$ 2,440,820	$ 3,047,909
Other Comprehensive Income (Loss)
Unrealized appreciation (depreciation) on available-for-sale securities, net of taxes of $389,499 and $(877,251) for 2017 and 2016, respectively	756,086	(1,702,900)
Less: reclassification adjustment for realized gains included in net income, net of taxes of $111,807 and $135,864 for 2017 and 2016, respectively	217,038	263,735
Total other comprehensive income (loss)	539,048	(1,966,635)
Comprehensive Income	$ 2,979,868	$ 1,081,274